UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2010
                                               ---------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       BLOOMBERGSEN INVESTMENT PARTNERS
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Address:    100 KING STREET WEST, SUITE 5708
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            TORONTO, ONTARIO
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            M5X 1A9
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Form 13F File Number:   28- 13755
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       JONATHAN BLOOMBERG
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Title:      CEO
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Phone:      416.594.6621
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Signature, Place, and Date of Signing:

    /s/ JONATHAN BLOOMBERG        TORONTO, ONTARIO, CANADA       10/29/10
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             [Signature]                [City, State]             [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number          Name

28-
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[Repeat as necessary.]


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
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Form 13F Information Table Entry Total:     8
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Form 13F Information Table Value Total:     $ 102,589
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
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                                                          VALUE                                       INVESTMENT   OTHER    VOTING
         NAME OF ISSUER    TITLE OF CLASS     CUSIP     (X $1000)   SHARES AMOUNT  SH/PRN   PUT/CALL  DISCRETION  MANAGER  AUTHORITY
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
AON CORPORATION            common stock     37389103      14,303       365,700.00      SH                Sole                Sole
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COMCAST CORP SPL CL A      Class A Shares   20030N200     10,082       592,700.00      SH                Sole                Sole
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EAGLE MATERIALS INC        common stock     26969P108      6,218       262,344.00      SH                Sole                Sole
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MEDCO HEALTH SOLUTIONS     common stock     58405U102     22,825       438,436.00      SH                Sole                Sole
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OMNICOM GROUP INC          common stock     681919106      9,779       247,700.00      SH                Sole                Sole
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ORACLE CORP                common stock     68389X105     14,165       527,560.00      SH                Sole                Sole
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PHILIP MORRIS INTL INC     common stock     718172109     12,699       226,685.00      SH                Sole                Sole
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WRIGHT EXPRESS             common stock     98233Q105     12,518       350,558.00      SH                Sole                Sole
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